Accrued expenses and other current liabilities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Professional fees accrual	$ 147,321	$ 131,078
Payroll accrual	65,101	164,700
Customer deposits	36,525	41,907
Accrued taxes	6,635	4,025
Deferred revenue	2,228	13,608
Total Accrued expenses and other current liabilities	$ 257,810	$ 355,318